LONG-TERM PREPAYMENTS, DEPOSITS AND OTHER ASSETS - Summary Of Long-term prepayments, deposits and other assets (Parenthetical) (Detail) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Long term Prepayments Deposits And Other Assets [Line Items]
Provision For Other Credit Losses For Other Long Term Receivables	$ 0
Mall [Member]
Long term Prepayments Deposits And Other Assets [Line Items]
Other Credit Loss Write Offs		$ 903